UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04722
                                                     ---------

                             FMI Mutual Funds, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                          ---------------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                              --------------------
                    (Name and address of agent for service)

                                 1-414-226-4555
                                 --------------

               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER
                         ---------

Date of reporting period: DECEMBER 31, 2005
                          -----------------


Item 1. Schedule of Investments.

                       FMI Provident Trust Strategy Fund
                            Schedule of Investments
                               December 31, 2005
                                  (UNAUDITED)

Shares or Principal Amount                                        Value
--------------------------                                        -----

COMMON STOCKS - 76.0% (A)<F2>

COMMERCIAL SERVICES SECTOR - 5.1%
---------------------------------
               Personnel Services - 5.1%
      30,000   Manpower Inc.                                    $ 1,395,000

CONSUMER DURABLES SECTOR - 1.1%
-------------------------------
               Homebuilding - 1.1%
       9,000   Toll Brothers, Inc.*<F1>                             311,760

ENERGY MINERALS SECTOR - 7.5%
-----------------------------
               Oil & Gas Production - 7.5%
      30,000   Apache Corp.                                       2,055,600

FINANCE SECTOR - 13.8%
----------------------
               Investment Banks/Brokers - 9.9%
       3,200   Chicago Mercantile Exchange Holdings Inc.          1,175,968
     105,400   Charles Schwab Corp.                               1,546,218
                                                                -----------
                                                                  2,722,186
               Investment Managers - 3.9%
      15,000   T. Rowe Price Group Inc.                           1,080,450

HEALTH SERVICES SECTOR - 7.6%
-----------------------------
               Health Industry Services - 7.6%
      25,000   Express Scripts, Inc.*<F1>                         2,095,000

HEALTH TECHNOLOGY SECTOR - 10.3%
--------------------------------
               Medical Specialties - 10.3%
      45,700   Biomet, Inc.                                       1,671,249
      20,000   Medtronic, Inc.                                    1,151,400
                                                                -----------
                                                                  2,822,649
INDUSTRIAL SERVICES SECTOR - 4.4%
---------------------------------
               Engineering & Construction - 4.4%
      17,800   Jacobs Engineering Group Inc.*<F1>                 1,208,086

PRODUCER MANUFACTURING SECTOR - 8.9%
------------------------------------
               Industrial Machinery - 4.8%
      15,000   Illinois Tool Works Inc.                           1,319,850

               Miscellaneous Manufacturing - 4.1%
      32,400   Pentair, Inc.                                      1,118,448

RETAIL TRADE SECTOR - 10.7%
---------------------------
               Drugstore Chains - 3.9%
      24,000   Walgreen Co.                                       1,062,240

               Home Improvement Chains - 6.8%
      48,000   Fastenal Co.                                       1,881,120

TECHNOLOGY SERVICES SECTOR - 3.6%
---------------------------------
               Data Processing Services - 3.6%
      16,900   Affiliated Computer Services, Inc.*<F1>            1,000,142

TRANSPORTATION SECTOR - 3.0%
----------------------------
               Trucking - 3.0%
      40,000   Heartland Express, Inc.                              811,600
                                                                -----------
                   Total common stocks                           20,884,131
                     (Cost $17,335,244)

SHORT-TERM INVESTMENTS - 22.1% (A)<F2>
               Federal Agencies - 10.5%
  $1,800,000   Federal Home Loan Bank, 4.10%, due 1/06/06         1,798,975
   1,100,000   Federal Home Loan Mortgage Corp.,
                 4.00%, due 1/24/06                               1,097,189
                                                                -----------
                   Total federal agencies                         2,896,164
                     (Cost $2,896,164)

               Variable Rate Demand Notes - 11.6%
   1,345,000   American Family Financial Services, 4.03%          1,345,000
     502,359   U.S. Bank, N.A., 4.13%                               502,359
   1,345,000   Wisconsin Corporate Central
                 Credit Union, 4.05%                              1,345,000
                                                                -----------
                   Total variable rate demand notes               3,192,359
                     (Cost $3,192,359)
                                                                -----------
                   Total short-term investments                   6,088,523
                     (Cost $6,088,523)
                                                                -----------
                       Total investments - 98.1%                 26,972,654
                         (Cost $23,423,767)

                       Cash and receivables, less
                         liabilities - 1.9% (A)<F2>                 518,462
                                                                -----------
                       TOTAL NET ASSETS - 100.0%                $27,491,116
                                                                -----------
                                                                -----------

*<F1>     Non-income producing security.

(A)<F2>   Percentages for the various classifications relate to net assets.

As of December 31, 2005, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. The tax components of unrealized appreciation/depreciation were as follows:

Aggregate gross unrealized appreciation                      $3,870,954
Aggregate gross unrealized depreciation                        (322,067)
                                                             ----------
Net unrealized appreciation                                  $3,548,887
                                                             ----------
                                                             ----------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) FMI Mutual Funds, Inc.
                  ----------------------

     By (Signature and Title)  /s/Ted D. Kellner
                               ---------------------------
                               Ted D. Kellner, President

     Date  February 16, 2006
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Ted D. Kellner
                               ---------------------------
                               Ted D. Kellner, President

     Date  February 16, 2006
           -----------------

     By (Signature and Title)  /s/Ted D. Kellner
                               ------------------------
                               Ted D. Kellner, Treasurer

     Date  February 16, 2006
           -----------------